Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2023
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 146	€ 89	€ 106
Non-recourse third-party receivables sold from PMC	70	75	117
PMC
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 146	€ 88	€ 87
Bottom of range | Exor N.V
Related-party transactions [Line Items]
Minority stake				15.00%
Top of range | Exor N.V
Related-party transactions [Line Items]
Minority stake				20.00%